Income Taxes - Summary of Unrecognized Tax Benefits (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning balance	¥ 41,100	¥ 0
Increases related to tax positions taken during the current year	0	41,100	¥ 0
Total	¥ 41,100	¥ 41,100	¥ 0